JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 90.8%
Alternative Assets — 2.0%
JPMorgan Realty Income Fund Class R6 Shares (a)	8,349	118,727

Fixed Income — 48.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	92,391	1,098,524
JPMorgan Corporate Bond Fund Class R6 Shares (a)	25,583	265,044
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,001	93,968
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	12,108	94,196
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,878	61,352
JPMorgan High Yield Fund Class R6 Shares (a)	26,584	191,138
JPMorgan Income Fund Class R6 Shares (a)	9,994	94,847
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	16,164	173,439
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,801	764,784

Total Fixed Income		2,837,292

International Equity — 17.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,326	143,129
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,534	141,406
JPMorgan International Equity Fund Class R6 Shares (a)	21,077	427,660
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,158	278,206

Total International Equity		990,401

U.S. Equity — 23.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	19,698	423,695
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	706	52,360
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	937	28,563
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,042	34,387
JPMorgan U.S. Equity Fund Class R6 Shares (a)	39,574	796,221

Total U.S. Equity		1,335,226

TOTAL INVESTMENT COMPANIES (Cost $4,585,986)		5,281,646

EXCHANGE-TRADED FUNDS — 6.2%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	527	45,276

Fixed Income — 2.6%
JPMorgan High Yield Research Enhanced ETF (a)	2,886	148,764

U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,939	166,182

TOTAL EXCHANGE-TRADED FUNDS (Cost $326,108)		360,222

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $25,235)	24,968	25,238

	Shares (000)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $48,575)	48,575	48,575

Total Investments — 98.2% (Cost $4,985,904)		5,715,681
Other Assets Less Liabilities — 1.8%		105,337

Net Assets — 100.0%		5,821,018

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	976	06/2021	EUR	44,294	994
FTSE 100 Index	159	06/2021	GBP	14,640	(80)
MSCI EAFE E-Mini Index	1,295	06/2021	USD	141,951	(395)
Russell 2000 E-Mini Index	466	06/2021	USD	51,803	(2,252)
S&P 500 E-Mini Index	139	06/2021	USD	27,593	74
TOPIX Index	169	06/2021	JPY	29,977	701
U.S. Treasury 10 Year Note	2,587	06/2021	USD	339,059	(7,144)

					(8,102)

Short Contracts
Long Gilt	(494)	06/2021	GBP	(86,892)	91

					(8,011)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$360,222	$—	$—	$360,222
Investment Companies	5,281,646	—	—	5,281,646
U.S. Treasury Obligations	—	25,238	—	25,238
Short-Term Investments
Investment Companies	48,575	—	—	48,575

Total Investments in Securities	$5,690,443	$25,238	$—	$5,715,681

Appreciation in Other Financial Instruments
Futures Contracts	$1,860	$—	$—	$1,860
Depreciation in Other Financial Instruments
Futures Contracts	(9,871)	—	—	(9,871)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(8,011)	$—	$—	$(8,011)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$42,047	$30,529	$31,419	$(5,560)	$9,679	$45,276	527	$538	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	152,489	22,788	839	35,642	166,182	1,939	671	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,320,649	142,332	318,315	9,915	(56,057)	1,098,524	92,391	21,166	19,637
JPMorgan Corporate Bond Fund Class R6 Shares (a)	289,642	21,339	37,414	830	(9,353)	265,044	25,583	5,255	4,255
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,780	57,690	7,413	155	(1,244)	93,968	12,001	1,610	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	344,049	644	311,401	115,450	(5,613)	143,129	3,326	644	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	141,406	—	—	— (b)	141,406	6,534	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	44,333	58,043	6,718	(232)	(1,230)	94,196	12,108	1,566	—
JPMorgan Equity Income Fund Class R6 Shares (a)	698,446	7,660	421,791	(5,612)	144,992	423,695	19,698	7,660	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	49,947	8,484	—	—	2,921	61,352	6,878	1,356	—
JPMorgan High Yield Fund Class R6 Shares (a)	324,874	85,313	251,026	(1,936)	33,913	191,138	26,584	12,494	—
JPMorgan High Yield Research Enhanced ETF (a)	—	149,900	—	—	(1,136)	148,764	2,886	709	—
JPMorgan Income Fund Class R6 Shares (a)	67,054	34,032	9,323	(360)	3,444	94,847	9,994	2,303	72
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	151,333	26,637	8,887	(50)	4,406	173,439	16,164	2,455	—
JPMorgan International Advantage Fund Class R6 Shares (a)	143,121	3,238	172,730	23,927	2,444	—	—	3,237	2
JPMorgan International Equity Fund Class R6 Shares (a)	484,363	8,956	171,392	23,018	82,715	427,660	21,077	6,450	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	338,078	6,694	132,774	344	65,864	278,206	14,158	6,694	—
JPMorgan Managed Income Fund Class L Shares (a)	5,914	65,410	71,302	(7)	(15)	—	—	129	4
JPMorgan Realty Income Fund Class R6 Shares (a)	134,650	5,802	41,727	1,586	18,416	118,727	8,349	1,317	4,485
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	809,527	82,649	137,996	886	9,718	764,784	77,801	11,508	1,456
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	70,505	1,891	42,386	5,274	17,076	52,360	706	335	1,555
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	43,966	2,066	29,043	13,569	(1,995)	28,563	937	95	1,971
JPMorgan Small Cap Value Fund Class R6 Shares (a)	26,968	245	9,245	925	15,494	34,387	1,042	245	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	634,512	274,715	267,438	15,134	139,298	796,221	39,574	5,492	40,016
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	114,172	1,417,726	1,483,323	—	—	48,575	48,575	70	—

Total	$6,182,930	$2,785,890	$3,985,851	$198,095	$509,379	$5,690,443		$93,999	$73,453

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.